(logo)OPPENHEIMERFUNDS
                                                       OppenheimerFunds, Inc.
                                                       350 Linden Oaks
                                                       Rochester, NY 14625-2807
                                                       716-383-1300






                                                      February 7, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE:    Rochester Portfolio Series  ("Registrant")
                  Reg No. 33-41511;  File No. 811-6332

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated February 1997 to the Registrant's Prospectus dated March 11, 1996.

         If there are any questions, please contact the undersigned.

                                                       Sincerely,

                                                       /s/ Patricia C. Foster
                                                       ------------------------
                                                       Patricia C. Foster
                                                       Vice President
                                                       and Assistant  Counsel
                                                       (716) 383-1300

cc:      Price Waterhouse LLP
         Kirkpatrick & Lockhart LLP
         Gloria LaFond
         Grace Loffredo

         ROCHESTER PORTFOLIO SERIES-LIMITED TERM NEW YORK MUNICIPAL FUND
                    Supplement Dated February 7, 1997 to the
                         Prospectus Dated March 11, 1996


The Prospectus is changed as follows:

 The second sentence in the section captioned "Distribution and Service Plan for Class B Shares " on page 17 is deleted and replaced with the following sentence:

Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.50% per year on Class B shares that are outstanding for 6 years or less.






February 7, 1997                                                    PS0355.001